Shareholder Report, Holdings (Details)	Dec. 31, 2024
Fidelity Small Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Small Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Small Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Small Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity Small Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Small Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Small Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Small Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Small Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Small Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Small Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Small Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Small Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Fidelity Small Cap Growth Index Fund | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Growth Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Growth Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | BahamasNassauMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | Ghana
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Growth Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Small Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Small Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Small Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	29.20%
Fidelity Small Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Small Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Small Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Small Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Small Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Small Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity Small Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Small Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Small Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Small Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Small Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Fidelity Small Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Small Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Small Cap Value Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Small Cap Value Index Fund | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Small Cap Value Index Fund | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Small Cap Value Index Fund | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Small Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Small Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI Municipal Bond Index Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity SAI Municipal Bond Index Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Fidelity SAI Municipal Bond Index Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity SAI Municipal Bond Index Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI Municipal Bond Index Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI Municipal Bond Index Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	35.00%
Fidelity SAI Municipal Bond Index Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity SAI Municipal Bond Index Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity SAI Municipal Bond Index Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Municipal Bond Index Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity SAI Municipal Bond Index Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI Municipal Bond Index Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI Municipal Bond Index Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI Municipal Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Fidelity SAI Municipal Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	57.00%
Fidelity SAI Municipal Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity SAI Municipal Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI Municipal Bond Index Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Municipal Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income 2025 Fund - Class A | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Municipal Income 2025 Fund - Class A | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Municipal Income 2025 Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Municipal Income 2025 Fund - Class I | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Municipal Income 2025 Fund - Class I | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Municipal Income 2025 Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Growth Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Mid Cap Growth Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Mid Cap Growth Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Mid Cap Growth Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Growth Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Mid Cap Growth Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Growth Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Growth Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Growth Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Mid Cap Growth Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid Cap Growth Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Mid Cap Growth Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Mid Cap Growth Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Mid Cap Growth Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Mid Cap Growth Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Mid Cap Growth Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Growth Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Mid Cap Growth Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Mid Cap Growth Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Mid Cap Growth Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Mid Cap Growth Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Mid Cap Growth Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity Mid Cap Growth Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Growth Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mid Cap Growth Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Growth Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Mid Cap Growth Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Mid Cap Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Mid Cap Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Mid Cap Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mid Cap Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Mid Cap Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Mid Cap Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Mid Cap Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Mid Cap Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity Mid Cap Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Mid Cap Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Mid Cap Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Mid Cap Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Mid Cap Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Mid Cap Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Mid Cap Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity Mid Cap Value Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Value Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Value Index Fund | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Mid Cap Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mid Cap Value Index Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Value Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mid Cap Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Fidelity Mid Cap Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Municipal Income 2025 Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Municipal Income 2025 Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Municipal Income 2025 Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Municipal Income 2025 Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Municipal Income 2025 Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Municipal Income 2025 Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	27.40%
Fidelity Municipal Income 2025 Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Municipal Income 2025 Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity Municipal Income 2025 Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Municipal Income 2025 Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Municipal Income 2025 Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Municipal Income 2025 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Municipal Income 2025 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Municipal Income 2025 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	41.80%
Fidelity Municipal Income 2025 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Fidelity Municipal Income 2025 Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Municipal Income 2025 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Municipal Income 2025 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Municipal Income 2025 Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Municipal Bond Index Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Fidelity Municipal Bond Index Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Municipal Bond Index Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Municipal Bond Index Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Municipal Bond Index Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Municipal Bond Index Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Municipal Bond Index Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Municipal Bond Index Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Municipal Bond Index Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Municipal Bond Index Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Municipal Bond Index Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Municipal Bond Index Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Municipal Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Fidelity Municipal Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Fidelity Municipal Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Fidelity Municipal Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Municipal Bond Index Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Municipal Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Municipal Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Municipal Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%